Supplemental Cash Flow Information (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 199,971
Accrued exploration and evaluation expenditures	44,566	$ 134,555
Additional investment	$ 33,735